CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales:
Products	$ 6,733	$ 6,453	$ 6,600
Services	2,840	2,757	2,631
Revenue, Net	9,573	9,210	9,231
Cost of sales:
Products	(5,991)	(5,817)	(6,016)
Services	(2,551)	(2,435)	(2,326)
Total cost of sales	(8,542)	(8,252)	(8,342)
Goodwill impairment charge	0	0	(46)
(Loss) gain related to business divestitures	0	0	(31)
Operating Income (Loss)	1,031	958	812
Interest expense	(169)	(164)	(162)
Interest and other income (loss), net	9	17	(10)
Debt retirement charges	0	(7)	(1)
Income from continuing operations before income taxes	871	804	639
Provision for income taxes	(102)	(171)	(132)
Income from continuing operations	769	633	507
(Loss) income from discontinued operations, net of income taxes	(76)	91	(732)
Net income (loss)	693	724	(225)
Net income from continuing operations attributable to noncontrolling interests	(16)	(14)	(15)
Net income (loss) attributable to L-3	$ 677	$ 710	$ (240)
Basic earnings (loss) per share attributable to common shareholders:
Continuing operations (in dollars per share)	$ 9.65	$ 7.99	$ 6.10
Discontinued operations (in dollars per share)	(0.97)	1.18	(9.07)
Basic earnings (loss) per share (in dollars per share)	8.68	9.17	(2.97)
Diluted earnings (loss) per share attributable to common shareholders:
Continuing operations (in dollars per share)	9.46	7.86	6.01
Discontinued operations (in dollars per share)	(0.95)	1.15	(8.94)
Diluted earnings (loss) per share (in dollars per share)	8.51	9.01	(2.93)
Cash dividends declared per common share (in dollars per share)	$ 3	$ 2.8	$ 2.6
Weighted average common shares outstanding:
Basic (in shares)	78.0	77.4	80.7
Diluted (in shares)	79.6	78.8	81.9